CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Class A-1 common stock	Class A common stock	Class B common stock	Total Stockholders' Equity	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interests	Total
Beginning balance at Dec. 31, 2014							$ 11,510	$ 413,050
Equity-based compensation								692
Noncontrolling interest in subsidiary							92	92
Net income (loss)							(981)	(81,872)
Ending balance at Dec. 31, 2015							10,621	327,775
Equity-based compensation								317
Noncontrolling interest in subsidiary							138	138
Net income (loss)	$ (844)	$ (199)						(313,948)
Ending balance at Dec. 31, 2016	$ 161	$ 38	$ 385	$ 112,716	$ 113,175	$ (1,043)	221,992	334,708
Ending balance (in shares) at Dec. 31, 2016	16,100,000	3,802,972	38,462,541
Beginning balance at Dec. 19, 2016							5,297	40,520
Net income (loss)				(1,043)		(1,043)	(2,017)	(3,060)
Ending balance at Dec. 31, 2016	$ 161	$ 38	$ 385	112,716	113,175	(1,043)	221,992	334,708
Ending balance (in shares) at Dec. 31, 2016	16,100,000	3,802,972	38,462,541
Beginning balance at Dec. 19, 2016							5,297	40,520
Noncontrolling interest in subsidiary				(281,712)	(281,712)		218,712
Ending balance at Dec. 20, 2016	$ 161	$ 38	$ 385	113,759	113,175		224,009	337,768
Ending balance (in shares) at Dec. 20, 2016	16,100,000	3,802,972	38,462,541
Beginning balance at Dec. 31, 2016	$ 161	$ 38	$ 385	112,716	113,175	(1,043)	221,992	334,708
Beginning balance (in shares) at Dec. 31, 2016	16,100,000	3,802,972	38,462,541
Conversion of Class A-1 to Class A	$ (161)	$ 161
Conversion of Class A-1 to Class A (in shares)	(16,100,000)	16,100,000
Issuance of shares for acquisition		$ 6		4,366	4,360		5,514	9,880
Issuance of shares for acquisition (in shares)		560,277
Issuance of shares for initial public offering		$ 100		87,935	87,835		40,569	128,504
Issuance of shares for intial public offering (in shares)		10,005,000
Equity-based compensation				788	788		993	1,781
Noncontrolling interest in subsidiary							(368)	(368)
Net income (loss)				(7,164)		(7,164)	(13,013)	(20,177)
Ending balance at Sep. 30, 2017		$ 305	$ 385	$ 198,641	$ 206,158	$ (8,207)	$ 255,687	$ 454,328
Ending balance (in shares) at Sep. 30, 2017		30,468,249	38,462,541